Label	Element	Value
Class P Prospectus | Pacific Funds Large-Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED NOVEMBER 24, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2020 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Large-Cap Value
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, PF Growth Fund, PF Large-Cap Value Fund, PF Small-Cap Growth Fund (formerly named PF Developing Growth Fund), PF Small-Cap Value Fund, PF Emerging Markets Fund, PF International Large-Cap Fund, PF International Value Fund and PF Multi-Asset Fund – In the Principal Risks subsection, the last two sentences of Sector Risk are deleted.